Events after the reporting date	12 Months Ended
Jun. 30, 2024
Events After Reporting Date
Events after the reporting date

33. Events after the reporting date

●	During July 2024, the Company sold 70,708 ordinary shares for total gross proceeds of US$554,428 pursuant to the At The Market Offering Agreement with H.C. Wainwright & Co., LLC and pursuant to the prospectus supplement dated 21 July 2023 forming a part of the registration statement on Form F-3 (File No. 333-272066), as amended, filed with the Securities and Exchange Commission which became effective on 1 June 2023.